LOSS PER SHARE (Q2) (Tables)	6 Months Ended
Jun. 30, 2024
LOSS PER SHARE [Abstract]
Common Stock Equivalents Excluded from Dilutive Loss Per Share
Total common stock equivalents excluded from dilutive loss per share are as follows:

	June 30, 2024	December 31, 2023
Convertible notes	—	—
Warrants	12,964,436	—
Total common stock equivalents excluded from dilutive loss per share	12,964,436	—